Summary of Significant Accounting Policies - Schedule of Estimated Usefule Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Computers and Accessories [Member]
Estimated Useful Life	3 years
Software [Member]
Estimated Useful Life	2 years
Office Equipment [Member]
Estimated Useful Life	5 years
Leasehold Improvement [Member]
Estimated Useful Life	5 years